Stockholders' Equity and Regulatory Capital (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Stockholders' Equity and Regulatory Capital (Textual)
Declare dividends	$ 64,000
Percentage of increase in capital conservation buffer	1.25%
First Federal MHC waived dividends	$ 1,900,000	$ 1,900,000
Minimum [Member]
Stockholders' Equity and Regulatory Capital (Textual)
Percentage of capital conservation buffer	0.625%
2019 [Member]
Stockholders' Equity and Regulatory Capital (Textual)
Percentage of capital conservation buffer	2.50%
New Capital Rules [Member]
Stockholders' Equity and Regulatory Capital (Textual)
Tier 1 leverage ratio	5.00%
Tier 1 risk-based capital ratio	8.00%
Total risk-based capital ratio	10.00%
Common equity Tier 1 risk-based capital ratio	6.50%